Property and Equipment, Net - Depreciation expenses (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Property and Equipment, Net
Depreciation expenses	$ 4.9	¥ 32.2	¥ 37.2	¥ 38.1